Simplify US Equity PLUS Upside Convexity ETF
Schedule of Investments
March 31, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 97 .8%
iShares Core S&P 500 ETF(a)(b)
(Cost $ 11,600,893 ) .......................................................... 26,306 $ 11,934,769
Number of
Contracts Notional Amount
Purchased Options – 2 .2%
Calls – Exchange-Traded – 2 .2%
S&P 500 Index , June Strike Price $ 5,600 , Expires 6/16/23 ............... 28 $ 15,680,000 143,500
SPDR S&P 500 , September Strike Price $ 510 , Expires 9/16/22 ........... 134 6,834,000 34,639
SPDR S&P 500 , March Strike Price $ 510 , Expires 3/17/23 ............... 75 3,825,000 83,625
261,764
Total Purchased Options (Cost $ 261,111 ) .......................................................... 261,764
Total Investments – 100.0%
(Cost $ 11,862,004 ) .......................................................................... $ 12,196,533
Other Assets in Excess of Liabilities – 0.0% † ........................................................ 3,280
Net Assets – 100.0% .......................................................................... $ 12,199,813
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $4,083,210 and cash in the amount of $87,387 have been pledged as collateral for options as of March 31, 2022.
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 97 .8%
Purchased Options ............................................................................... 2 .2%
Total Investments ................................................................................ 100 .0%
Other Assets in Excess of Liabilities .................................................................. 0.0% †
Net Assets ..................................................................................... 100 .0%